Property, plant and equipment	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Property, plant and equipment
Note 13. Property, plant and equipment
The changes in property, plant and equipment for the year ended December 31, 2023, are as follows:

	Land and buildings	Vehicles, machinery, facilities, computer hardware and furniture and fixtures	Oil and gas properties		Production wells and facilities		Works in progress	Materials and spare parts	Total
Cost
Amounts as of December 31, 2022	10,794	43,522	513,164		1,607,895		153,948	41,958	2,371,281
Additions	—	1	—		—		636,189	98,124	734,314
Transfers	3,474	7,551	—		738,092		(666,739)	(82,378)	—
Disposals	—	(13)	(2,475	) (1)	(930	) (2)	—	—	(3,418)
Impairment of long -lived assets (3)	—	—	(11,982)		(16,393)		—	—	(28,375)
Disposals related to the transfer of conventional assets (4)	(1,694)	(7,537)	—		(292,020)		(383)	(12,749)	(314,383)

Amounts as of December 31, 2023	12,574	43,524	498,707		2,036,644		123,015	44,955	2,759,419

Accumulated depreciation
Amounts as of December 31, 2022	(300)	(15,587)	(67,947)		(681,108)		—	—	(764,942)
Depreciation	(3)	(4,921)	(13,634)		(246,238)		—	—	(264,796)
Disposals	—	10	424	(1)	—		—	—	434
Impairment of long -lived assets (3)	—	—	502		3,288		—	—	3,790
Disposals related to the transfer of conventional assets (4)	71	5,259	—		188,524		—	—	193,854

Amounts as of December 31, 2023	(232)	(15,239)	(80,655)		(735,534)		—	—	(831,660)

Net value

Amounts as of December 31, 2023	12,342	28,285	418,052		1,301,110		123,015	44,955	1,927,759

(1)	Related to the farmout agreement I and II mentioned in Note 29.2.1.1 and 29.2.1.2.
(2)	Related to the re-estimation of well plugging and abandonment (Note 22.1). This transaction did not generate cash flows.
(3)	See Note 3.2.2.
(4)	See Note 1.2.1.

The changes in property, plant and equipment for the year ended December 31, 2022, are as follows:

	Land and buildings	Vehicles, machinery, facilities, computer hardware and furniture and fixtures	Oil and gas properties		Production wells and facilities		Works in progress	Materials and spare parts	Total
Cost
Amounts as of December 31, 2021	2,709	23,070	446,291		1,174,699		91,245	27,796	1,765,810
Additions	8,550	285	—		—		433,942	97,243	540,020
Transfers	—	20,171	—		433,909		(371,239)	(82,841)	—
Disposals	(465)	(4)	(1,870	) (1)	(713	) (2)	—	(240)	(3,292)
Incorporation for the acquisition of AFBN assets	—	—	68,743	(3)	—		—	—	68,743

Amounts as of December 31, 2022	10,794	43,522	513,164		1,607,895		153,948	41,958	2,371,281

Accumulated depreciation
Amounts as of December 31, 2021	(294)	(10,834)	(53,623)		(477,077)		—	—	(541,828)
Depreciation	(17)	(4,756)	(14,540)		(204,031)		—	—	(223,344)
Disposals	11	3	216	(1)	—				230

Amounts as of December 31, 2022	(300)	(15,587)	(67,947)		(681,108)		—	—	(764,942)

Net value

Amounts as of December 31, 2022	10,494	27,935	445,217		926,787		153,948	41,958	1,606,339

(1)	Related to the farmout agreement I, mentioned in Note 29.2.1.1.
(2)	Related to the re-estimation of well plugging and abandonment (Note 22.1). This transaction did not generate cash flows.
(3)	See Note 29.2.5